DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2015
DERIVATIVES AND HEDGING
Aggregate Contract Amounts of Derivative Financial Instruments

	March 31,
	2014	2015
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥14,277	¥12,797
Interest rate swaps	89	––

Total	14,366	12,797
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	162,171	182,761

Total derivatives	¥176,537	¥195,558

Fair Value and location of Derivative Financial Instruments in Consolidated Balance Sheets

		March 31,
	Location	2014	2015
		(Yen in millions)
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥56	¥131

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	356	3,927

Total derivative assets		¥412	¥4,058

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥34	¥104
Interest rate swaps	Other current liabilities	13	––

Total		47	104

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	2,357	2,829

Total derivative liabilities		¥2,404	¥2,933

Amounts of Derivative Financial Instruments

Derivatives designated as cash flow hedge:

Gains (losses) recognized in net unrealized gains (losses) on derivative financial instruments

	Years ended March 31,
Type of derivatives	2013	2014	2015
	(Yen in millions)
Foreign currency forward contracts	¥23	¥64	¥3
Interest rate swaps	(21)	(256)	(115)

Total	¥2	¥(192)	¥(112)

Gains (losses) recognized in income, which are reclassified from net unrealized gains (losses) on derivative financial instruments (effective portion)

		Years ended March 31,
Type of derivatives	Location	2013	2014	2015
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥97	¥29	¥660
Foreign currency forward contracts	Cost of sales	(248)	(292)	(854)
Interest rate swaps	Interest expense	24	––	––
Interest rate swaps	Other, net	––	(28)	(60)

Total		¥(127)	¥(291)	¥(254)

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
Type of derivatives	Location	2013	2014	2015
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(21)	¥(5)	¥13

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
Type of derivatives	Location	2013	2014	2015
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(3,630)	¥6,189	¥3,099